Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	As of December 31,
	2023	2024
Raw materials	95,065	56,524
Work in process	15,898	5,566
Finished goods	31,324	32,530
Total	142,287	94,620